Stock Plans (Tables)	12 Months Ended
Dec. 31, 2013
Notes To Financial Statements [Abstract]
Disclosures regarding the employee share investment plan

       The following table provides the number of participants holding shares, the total number of ESIP shares purchased on behalf of employees, including the Company's contributions, as well as the resulting expense recorded for the years ended December 31, 2013, 2012 and 2011:

Year ended December 31,	2013	2012	2011
Number of participants holding shares	18,488	17,423	16,218
Total number of ESIP shares purchased on behalf of employees (millions)	2.3	2.5	2.6
Expense for Company contribution (millions)	$30	$24	$21

Disclosures of share based compensation arrangements by share based payment award

The following table provides the total stock-based compensation expense for awards under all plans, as well as the related tax benefit recognized in income, for the years ended December 31, 2013, 2012 and 2011:

In millions	Year ended December 31,	2013	2012	2011
Cash settled awards
Share Unit Plan		$92	$76	$81
Voluntary Incentive Deferral Plan		35	19	21
		127	95	102

Stock option awards		9	10	10
Total stock-based compensation expense		$136	$105	$112

Tax benefit recognized in income		$35	$25	$24

The following table provides the 2013 activity for all cash settled awards:

	PSUs			VIDP
In millions	Nonvested	Vested		Nonvested	Vested
Outstanding at December 31, 2012	1.9	1.4	(1)	-	2.8
Granted (Payout)	0.8	(0.9)		-	(0.6)
Transferred into plan	-	-		-	0.1
Forfeited/Settled	(0.1)	(0.5)	(1)	-	-
Vested during year	(0.9)	0.9		-	-
Outstanding at December 31, 2013	1.7	0.9		-	2.3

(1)	The balance outstanding at December 31, 2012 included the units of the PSU payout otherwise due to the Company's former CEO that were in dispute which were settled in the first quarter of 2013.

       The following table provides the activity of stock option awards during 2013, and for options outstanding and exercisable at December 31, 2013, the weighted-average exercise price:

	Options outstanding		Nonvested options
		Weighted-		Weighted-
	Number	average	Number	average grant
	of options	exercise price	of options	date fair value
	In millions		In millions
Outstanding at December 31, 2012 (1)	8.5	$26.05	3.4	$7.28
Granted	1.1	$47.47	1.1	$8.52
Forfeited	(0.5)	$36.06	(0.2)	$7.93
Exercised	(1.4)	$19.54	N/A	N/A
Vested	N/A	N/A	(1.6)	$6.95
Outstanding at December 31, 2013 (1)	7.7	$30.97	2.7	$7.89
Exercisable at December 31, 2013 (1)	5.0	$25.58	N/A	N/A

(1)	Stock options with a US dollar exercise price have been translated to Canadian dollars using the foreign exchange rate in effect at the balance sheet date.

The following table provides information related to stock options exercised for the years ended December 31, 2013, 2012 and 2011:

In millions	Year ended December 31,	2013	2012	2011
Total intrinsic value		$45	$167	$122
Cash received upon exercise of options		$28	$101	$68
Related excess tax benefit realized		$3	$16	$9

Valuation and expense information for all cash settled awards
The following table provides valuation and expense information for all cash settled awards:

In millions, unless otherwise indicated	PSUs (1)								VIDP (2)	Total

Year of grant	2013	2012	2011	2010	2009

Stock-based compensation expense (recovery)
recognized over requisite service period
Year ended December 31, 2013 (3)	$34	$37	$34	$(4)	$(9)	$35		$127
Year ended December 31, 2012	N/A	$24	$26	$26	$-	$19		$95
Year ended December 31, 2011	N/A	N/A	$19	$27	$35	$21		$102

Liability outstanding
December 31, 2013	$34	$61	$80	$-	$-	$145		$320
December 31, 2012	N/A	$24	$45	$70	$18	$134		$291

Fair value per unit
December 31, 2013 ($)	$55.12	$59.66	$60.56	N/A	N/A	$60.56		N/A

Fair value of awards vested during the year
Year ended December 31, 2013	$-	$-	$80	N/A	N/A	$1		$81
Year ended December 31, 2012	N/A	$-	$-	$70	N/A	$1		$71
Year ended December 31, 2011	N/A	N/A	$-	$-	$82	$1		$83

Nonvested awards at December 31, 2013
Unrecognized compensation cost	$26	$15	$-	N/A	N/A	$1		$42
Remaining recognition period (years)	2.0	1.0	N/A	N/A	N/A	N/A	(4)	N/A

Assumptions (5)
Stock price ($)	$60.56	$60.56	$60.56	N/A	N/A	$60.56		N/A
Expected stock price volatility (6)	14%	14%	N/A	N/A	N/A	N/A		N/A
Expected term (years) (7)	2.0	1.0	N/A	N/A	N/A	N/A		N/A
Risk-free interest rate (8)	1.13%	0.99%	N/A	N/A	N/A	N/A		N/A
Dividend rate ($) (9)	$0.86	$0.86	N/A	N/A	N/A	N/A		N/A

(1)									Compensation cost is based on the fair value of the awards at period-end using the lattice-based valuation model that uses the assumptions as presented herein.
(2)	Compensation cost is based on intrinsic value.
(3)									Includes the reversal of stock-based compensation expense related to the forfeiture of PSUs by the Company's former CEO and COO.
(4)									The remaining recognition period has not been quantified as it relates solely to the 25% Company grant and the dividends earned thereon, representing a minimal number of units.
(5)									Assumptions used to determine fair value are at December 31, 2013.
(6)									Based on the historical volatility of the Company's stock over a period commensurate with the expected term of the award.
(7)									Represents the remaining period of time that awards are expected to be outstanding.
(8)									Based on the implied yield available on zero-coupon government issues with an equivalent term commensurate with the expected term of the awards.
(9)	Based on the annualized dividend rate.

Number of stock options outstanding and exercisable by range of exercise price and their related intrinsic value, and for options outstanding, the weighted-average years to expiration

       The following table provides the number of stock options outstanding and exercisable as at December 31, 2013 by range of exercise price and their related intrinsic value, and for options outstanding, the weighted-average years to expiration. The table also provides the aggregate intrinsic value for in-the-money stock options, which represents the value that would have been received by option holders had they exercised their options on December 31, 2013 at the Company's closing stock price of $60.56.

				Options outstanding				Options exercisable
Range of exercise prices				Number of options	Weighted-average years to expiration	Weighted-average exercise price	Aggregate intrinsic value	Number of options	Weighted-average exercise price	Aggregate intrinsic value
				In millions			In millions	In millions		In millions

	$15.52	-	$18.17	0.9	2.8	$17.47	$40	0.9	$17.47	$40
	$18.18	-	$23.76	0.8	4.5	$21.96	31	0.8	$21.96	31
	$23.77	-	$30.79	2.8	4.4	$26.18	95	2.4	$26.03	84
	$30.80	-	$40.61	2.2	7.6	$37.79	50	0.8	$37.19	19
	$40.62	-	$53.34	1.0	9.1	$49.13	11	0.1	$42.25	-
Balance at December 31, 2013(1)				7.7	5.7	$30.97	$227	5.0	$25.58	$174

(1)	Stock options with a US dollar exercise price have been translated to Canadian dollars using the foreign exchange rate in effect at the balance sheet date. As at December 31, 2013, all stock options outstanding were in-the-money. The weighted-average years to expiration of exercisable stock options was 4.5 years.

Valuation and expense information for all stock option awards
The following table provides valuation and expense information for all stock option awards:

In millions, unless otherwise indicated
Year of grant	2013	2012	2011	2010	2009	2008	2007	Total

Stock-based compensation expense
recognized over requisite service period (1)
Year ended December 31, 2013	$5	$2	$1	$1	$-	N/A	N/A	$9
Year ended December 31, 2012	N/A	$4	$2	$2	$2	$-	N/A	$10
Year ended December 31, 2011	N/A	N/A	$5	$2	$2	$1	$-	$10

Fair value per unit
At grant date ($)	$8.52	$7.74	$7.83	$6.55	$6.30	$6.22	$6.68	N/A

Fair value of awards vested during the year
Year ended December 31, 2013	$-	$2	$3	$2	$4	N/A	N/A	$11
Year ended December 31, 2012	N/A	$-	$2	$2	$4	$3	N/A	$11
Year ended December 31, 2011	N/A	N/A	$-	$2	$4	$3	$3	$12

Nonvested awards at December 31, 2013
Unrecognized compensation cost	$3	$2	$1	$-	$-	N/A	N/A	$6
Remaining recognition period (years)	3.0	2.0	1.0	-	-	N/A	N/A	N/A

Assumptions
Grant price ($)	$47.47	$38.35	$34.47	$27.38	$21.07	$24.25	$26.40	N/A
Expected stock price volatility (2)	23%	26%	26%	28%	39%	27%	24%	N/A
Expected term (years) (3)	5.4	5.4	5.3	5.4	5.3	5.3	5.2	N/A
Risk-free interest rate (4)	1.41%	1.33%	2.53%	2.44%	1.97%	3.58%	4.12%	N/A
Dividend rate ($) (5)	$0.86	$0.75	$0.65	$0.54	$0.51	$0.46	$0.42	N/A

(1)	Compensation cost is based on the grant date fair value using the Black-Scholes option-pricing model that uses the assumptions at the grant date.

(2)	Based on the average of the historical volatility of the Company's stock over a period commensurate with the expected term of the award and the implied volatility from traded options on the Company's stock.

(3)	Represents the period of time that awards are expected to be outstanding. The Company uses historical data to estimate option exercise and employee termination, and groups of employees that have similar historical exercise behavior are considered separately.

(4)	Based on the implied yield available on zero-coupon government issues with an equivalent term commensurate with the expected term of the awards.

(5)	Based on the annualized dividend rate.